Restatement of Consolidated Financial Statements - Consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (131,645)	$ (22,450)
Net cash provided by (used in) operating activities	16,179	(2,459)
Net cash used in investing activities	(6,243)	(5,770)
Net cash provided by financing activities	241,071	$ 15,545
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination	181,271
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	7,166
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	(131,645)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities	147,824
Net cash provided by (used in) operating activities	16,179
Net cash used in investing activities	(6,243)
Net cash provided by financing activities	241,071
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination	181,271
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	(138,811)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities	154,990
Net cash provided by (used in) operating activities	16,179
Net cash used in investing activities	(6,243)
Net cash provided by financing activities	241,071
Restatement of warrants as derivative liabilities | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	7,166
Adjustment to reconcile net loss to net cash provided by (used in) operating activities	(7,166)
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination	$ 181,271